Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares Class A		Ordinary Shares Class B	Treasury shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total Company’s shareholders' (deficit) equity	Non-controlling interests	Total
Balance at Dec. 31, 2022		$ 3		$ 5		$ 95,764	$ (99,580)	$ (1,476)	$ (5,284)	$ 42,060	$ 36,776
Balance (in Shares) at Dec. 31, 2022		31,971,435	[1]	49,628,565
Net (loss)/income							(9,393)		(9,393)	4,720	(4,673)
Adoption of ASC326							(233)		(233)	(265)	(498)
Reverse recapitalization	[2]					(2,506)			(2,506)		(2,506)
Reverse recapitalization (in Shares)	[2]	1,873,010	[1]
Conversion of Public Rights	[2]
Conversion of Public Rights (in Shares)	[2]	610,000	[1]
Equity financing through Private Placement		$ 1				21,736			21,737		21,737
Equity financing through Private Placement (in Shares)		2,173,657	[1]
Shares issued to Trans Asia	[2]
Shares issued to Trans Asia (in Shares)	[2]	160,000	[1]
Shares issued to Maximum	[2]
Shares issued to Maximum (in Shares)	[2]	528,750	[1]
Exercise of warrants	[2]					2,213			2,213		2,213
Exercise of warrants (in Shares)	[2]	192,403	[1]
Issuance of GEM Warrants						1,818			1,818		1,818
Offering costs in the Business Combination						(910)			(910)		(910)
Share-based compensation						(163)			(163)	1,621	1,458
Foreign currency translation								550	550	(2,606)	(2,056)
Balance at Sep. 30, 2023		$ 4		$ 5		117,952	(109,206)	(926)	7,829	45,530	53,359
Balance (in Shares) at Sep. 30, 2023		37,509,255	[1]	49,628,565
Balance at Dec. 31, 2023		$ 4		$ 5		144,160	(126,724)	(1,367)	16,078	51,912	67,990
Balance (in Shares) at Dec. 31, 2023		40,076,493	[1]	49,628,565	(200,000)
Net (loss)/income							(64,747)		(64,747)	3,174	(61,573)
Share-based compensation		$ 1				61,803			61,804	1,668	63,472
Share-based compensation (in Shares)		8,800,000	[1]
Foreign currency translation								87	87	726	813
Gains on debt (Note 14)						4,503			4,503		4,503
Balance at Sep. 30, 2024		$ 5		$ 5		$ 210,466	$ (191,471)	$ (1,280)	$ 17,725	$ 57,480	$ 75,205
Balance (in Shares) at Sep. 30, 2024		48,876,493	[1]	49,628,565	(200,000)

[1]	Shares as of December 31, 2022 are related to the reverse recapitalization on May 17, 2023 for the business combination and presented on a retroactive basis to reflect the reverse recapitalization.
[2]	The amounts of Class A Ordinary Shares were less than one thousand dollars.